Dividend Restrictions and Statutory Requirements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure - Dividend Restrictions and Statutory Requirements [Abstract]
Statutory measurements
The statutory net income (loss) of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S. and PartnerRe Asia for the years ended December 31, 2020, 2019 and 2018 was as follows (in millions of U.S. dollars):

	2020	2019	2018
PartnerRe Bermuda	$(45)	$863	$138
PartnerRe Europe	$237	$188	$1
PartnerRe U.S.	$28	$(106)	$(197)
PartnerRe Asia	$(6)	$17	$(40)
The required and actual statutory capital and surplus of PartnerRe Bermuda, PartnerRe Europe, PartnerRe U.S. and PartnerRe Asia at December 31, 2020 and 2019 was as follows (in millions of U.S. dollars):

	PartnerRe Bermuda (1)		PartnerRe Europe		PartnerRe U.S.		PartnerRe Asia
	2020	2019	2020	2019	2020	2019	2020	2019
Required statutory capital and surplus	$2,386	$2,249	$1,618	$1,535	$1,080	$911	$47	$53
Actual statutory capital and surplus	$5,072	$4,903	$2,417	$2,218	$1,169	$1,080	$249	$211

(1)Required statutory capital and surplus is calculated at the Target Capital Level